Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 2,006	$ 1,108	$ 1,033
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	1,045	923	854
Interest and amortization of issuance costs on convertible bonds	36	44	38
Interest on settled convertible bonds	(40)	(41)
Loss on financial instruments, net	43	26
Non-cash stock-based compensation	221	155	145
Other non-cash items	(153)	(130)	(110)
Deferred income tax	45	(8)	25
(Income) loss on equity-method investments		(2)	(1)
Impairment, restructuring charges and other related closure costs, net of cash payments	2	(3)	(16)
Changes in assets and liabilities:
Trade receivables, net	(307)	(72)	(103)
Inventories	(188)	(84)	(142)
Trade payables	95	161	(14)
Other assets and liabilities, net	255	16	160
Net cash from operating activities	3,060	2,093	1,869
Cash flows used in investing activities:
Payment for purchase of tangible assets	(1,830)	(1,283)	(1,181)
Proceeds from sale of tangible assets	2	4	7
Proceeds from matured marketable securities	132		200
Net proceeds from (investment in) short-term deposits	290	(577)
Payment for purchase of intangible assets	(97)	(75)	(69)
Net payment for financial assets	(17)		(3)
Proceeds from sale of financial assets	2
Proceeds from sale of equity investments		1	1
Payment for business acquisitions, net of cash acquired		(113)	(127)
Net cash used in investing activities	(1,518)	(2,043)	(1,172)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	788	4	281
Net proceeds from issuance of convertible bonds		1,567
Repayment of issued convertible bonds	(1,223)	(709)
Repayment of long-term debt	(134)	(184)	(144)
Repurchase of common stock	(485)	(125)	(250)
Dividends paid to stockholders	(205)	(168)	(214)
Dividends paid to noncontrolling interest	(6)	(6)	(2)
Proceeds from noncontrolling interest			3
Payment of withholding tax on vested shares	(49)	(31)	(17)
Net cash from (used in) financing activities	(1,314)	348	(343)
Effect of changes in exchange rates	(9)	1	(13)
Net cash increase	219	399	341
Cash, cash equivalents and restricted cash at beginning of the period	3,006	2,607	2,266
Cash, cash equivalents and restricted cash at end of the period	3,225	3,006	2,607
Supplemental cash information:
Interest paid	2	7	13
Income tax paid	$ 279	$ 138	$ 130